FINANCIAL INSTRUMENTS - Interest rate risk profit (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (96,733.0)	Rp (94,236.0)
Interest rate risk | Fixed rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	(26,734.0)	(38,133.0)
Interest rate risk | Variable rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (37,988.0)	Rp (28,824.0)
Increase in percent (as a percent)	0.25%
Decrease in percent (as a percent)	0.25%
Equity change	Rp 95.0
Equity change	(95.0)
Net income change	95.0
Net income change	Rp (95.0)